Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 5.0%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	672,026
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,904,514
Jefferson County, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,538,127
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,411,406
		6,526,073
Alaska 2.5%
Alaska, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,049,609
Alaska, State Borough of Matanuska-Susitna AK Revenue, Department of Administration, Series 2025-A, 5.0%, 9/1/2032	2,000,000	2,220,738
		3,270,347
Arizona 1.7%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	207,033
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	558,506
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	250,482
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027	1,150,000	1,208,615
		2,224,636
California 7.2%
California, Los Angeles Department of Water & Power Power System Revenue, Series E, 5.0%, 7/1/2029	1,455,000	1,576,020
California, Municipal Finance Authority Revenue, PRS-California Obligated Group, Series B-2, 5.5%, 4/1/2029	2,000,000	2,002,189
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	595,292
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	320,017
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	306,057
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,080,332
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,005,712
Series A, AMT, 5.0%, 6/30/2026	500,000	505,753

California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	1,002,428
San Jose City, CA, Multi Family Housing Revenue, Allied 1510 Parkmoor LP, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,016,856
		9,410,656
Colorado 3.0%
Colorado, Housing and Finance Authority Revenue Bonds, “I”, Series C-2, 3.125%, 10/1/2027	1,830,000	1,844,064
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,047,015
		3,891,079
Connecticut 2.2%
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,494,587
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 2.05% (a), 8/1/2025	100,000	100,000
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	1,000,786
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	180,000	180,548
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	145,000	145,455
		2,921,376
District of Columbia 0.8%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,004,500
Florida 3.3%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	509,230
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 14.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	500,000	300,000
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 3.75%, 5/1/2029	500,000	501,489
Miami-Dade County, FL, Housing Finance Authority, Rainbow Village Project, Series B, 3.55%, Mandatory Put 3/1/2028 @ 100, 3/1/2029	250,000	253,994
Miami-Dade County, FL, School Board of Miami-Dade County, Certificates of Participation, Series A, 5.0%, 5/1/2029	1,235,000	1,331,635
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 5.0%, 10/1/2027	500,000	527,097
Venice City, FL, Southwest Florida Retirement Center, Inc. Obligated Group, Series B-3, 144A, 4.25%, 1/1/2030	900,000	902,405
		4,325,850
Georgia 2.8%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.6%, Mandatory Put 2/1/2030 @ 100, 11/1/2045	750,000	759,636
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	699,156
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,004,708
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	250,985
		3,714,485

Illinois 2.5%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	504,999
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,053,662
Illinois, State Finance Authority Revenue, Water Revolving Fund - Clean Water Program, Series C, 5.0%, 7/1/2030 (b)	640,000	702,536
		3,261,197
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.59% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	640,000	634,024
Kentucky 3.1%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	756,676
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	478,161	459,475
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,854,412
		4,070,563
Louisiana 3.8%
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037, GTY: ConocoPhillips	2,000,000	2,016,975
Louisiana, Public Facilities Authority, ElementUS Minerals LLC, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,009,276
		5,026,251
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025B, 5.0%, Mandatory Put 7/1/2031 @ 100, 7/1/2045	1,000,000	1,096,825
Massachusetts 0.9%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.625%, 7/1/2036	25,000	24,461
Massachusetts, State Development Finance Agency, GingerCare Living, Inc. Obligated Group, Series B-3, 144A, 4.75%, 12/1/2029	1,000,000	1,001,891
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 2.65% (a), 8/1/2025, LOC: Bank of America NA	200,000	200,000
		1,226,352
Michigan 7.5%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,356,019
Michigan, State Finance Authority Revenue, “A1A”, Series 2021-1, 1.3%, 7/25/2061	219,500	215,906
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, SIFMA Municipal Swap Index + 0.75%, 3.04% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,744,364
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,180,699
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,060,253
Michigan, State Hospital Finance Authority Revenue, Corewell Health Obligated Group, Series B, 5.0%, Mandatory Put 6/1/2032 @ 100, 8/15/2055	1,000,000	1,081,016
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,159,878
		9,798,135

Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	493,508
Missouri 0.6%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	881,513	822,262
Nebraska 0.9%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 2.7% (a), 8/1/2025, LOC: U.S. Bank NA	130,000	130,000
Nebraska, Central Plains Energy Project Revenue, Series A-1, 5.0%, Mandatory Put 8/1/2031 @ 100, 8/1/2055, GTY: Royal Bank of Canada	1,000,000	1,062,063
		1,192,063
New Hampshire 0.3%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	405,000	407,223
New Jersey 4.1%
Camden County, NJ, Multi Family Housing Revenue, Northgate I Apartments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,011,679
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026	1,500,000	1,532,394
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	190,902
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	578,815
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,006,635
New Jersey, State Turnpike Authority Revenue, Series C, 5.0%, 1/1/2031 (b)	1,000,000	1,099,331
		5,419,756
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	250,000	251,717
New York 7.8%
New York, Port Authority of New York & New Jersey Revenue, Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,025,884
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AG	750,000	791,134
New York, State Dormitory Authority Revenue, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2027	1,000,000	1,039,644
New York, State Dormitory Authority Revenue, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2028	500,000	534,673
New York, State Housing Finance Agency Revenue, Series B-2, 3.6%, Mandatory Put 5/1/2029 @ 100, 11/1/2064	1,000,000	1,008,216
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	2,000,000	2,009,477
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,051,412
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Series A4, 2.75% (a), 8/1/2025, SPA: JPMorgan Chase Bank NA	100,000	100,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	327,108

Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	300,443
Series A, 5.0%, 9/1/2027	500,000	519,784
5.0%, 8/1/2028	1,000,000	1,010,002
Series A, 5.0%, 9/1/2028	500,000	528,716
		10,246,493
North Carolina 0.1%
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	105,000	105,369
North Dakota 0.2%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	215,000	215,491
Ohio 0.9%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027	1,125,000	1,190,722
Oklahoma 2.4%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,686,446
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2032 (b)	400,000	438,147
		3,124,593
Pennsylvania 7.2%
Dauphin County, PA, General Authority, OPMC Obligated Group, Series A, 5.0%, 6/1/2026	650,000	660,202
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AG	1,000,000	1,032,389
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,033,877
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-A, 5.0%, Mandatory Put 3/15/2032 @ 100, 3/15/2060	1,500,000	1,596,304
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,007,072
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	85,000	84,973
Series 122, AMT, 4.0%, 10/1/2046	1,035,000	1,036,210
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AG	875,000	937,414
		9,388,441
South Carolina 1.1%
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series B-2, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2049	500,000	541,951
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	852,770
		1,394,721
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	325,000	325,805
Texas 15.8%
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,592,107

Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	375,000	375,000
Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,500,000	2,552,412
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Baylor College of Medicine Obligated Group, Series A, 5.0%, Mandatory Put 5/15/2032 @ 100, 11/15/2054	1,500,000	1,610,443
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,573,648
Houston, TX, Airport System Revenue:
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,020,168
Series A, AMT, 5.0%, 7/1/2026, INS: AG	865,000	881,498
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,780,236
New Hope, TX, Cultural Education Facilities Finance Corp. Revenue, Bella Vida Forefront Living Obligated Group, Series 2025-B3, 4.25%, 10/1/2030	1,000,000	1,002,061
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,020,583
Texas, Dallas Independent School District, General Obligation:
Series B, 5.0%, 2/15/2030	1,000,000	1,101,847
Series A-4, 5.0%, Mandatory Put 2/15/2029 @ 100, 2/15/2055	1,000,000	1,073,040
Texas, Denton Independent School District, General Obligation, Series B2, 4.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2055	700,000	722,784
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	528,167
Texas, University of Texas Revenue, Financing System, Series A, 5.0%, 8/15/2028	1,750,000	1,879,809
		20,713,803
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	509,034
Utah, State Housing Corp. Revenue, Series C, 6.5%, 7/1/2055	1,000,000	1,137,240
		1,646,274
Virginia 4.4%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,172,836
Virginia, Small Business Financing Authority Revenue Bond, Series B-1, 4.1%, 12/1/2030	1,500,000	1,527,686
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,019,414
		5,719,936
Washington 1.3%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.54% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	351,370
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	523,944
Washington, Klickitat County Public Utility District No 1, Revenue Bonds, 5.0%, 12/1/2026, INS: AG	785,000	808,128
		1,683,442
West Virginia 0.8%
West Virginia, Economic Development Authority Revenue, Commercial Metals Co., AMT, 4.625%, Mandatory Put 5/15/2032 @ 100, 4/15/2055	1,000,000	975,189
Wisconsin 2.9%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A”, Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059	1,624,796	1,631,517

Wisconsin, State General Obligation, Series 2025-2, 5.0%, 5/1/2027	2,000,000	2,091,544
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	60,000	59,931
		3,782,992
Total Municipal Investments (Cost $131,620,180)		131,502,149

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.4% (d) (Cost $39,496)	39,492	39,496

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $131,659,676)	100.6	131,541,645
Other Assets and Liabilities, Net	(0.6)	(751,007)
Net Assets	100.0	130,790,638
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(b)	When-issued security.
(c)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$131,502,149	$—	$131,502,149
Open-End Investment Companies	39,496	—	—	39,496
Total	$39,496	$131,502,149	$—	$131,541,645

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSTMBF-PH3